Components of Authorized Issued and Outstanding Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Feb. 07, 2012	Dec. 31, 2011
Preferred Stock [Line Items]
Class D preferred shares, Shares Authorized			12,000,000
Class D preferred shares, Shares Issued			12,000,000
Class D preferred shares, shares outstanding			12,000,000
Class D preferred shares, Carrying value			$ 191,954
Preferred Shares Authorized	120,000,000	120,000,000
Preferred Shares Issued
Preferred Shares Outstanding
Preferred Shares Carrying value